INVESTMENT AGREEMENT AND DERIVATIVE FINANCIAL INSTRUMENTS: (Details Narrative) ₪ / shares in Units, ₪ in Thousands, $ in Thousands			1 Months Ended			12 Months Ended
	Sep. 14, 2017 USD ($) shares	Sep. 14, 2017 ILS (₪) ₪ / shares shares	Aug. 21, 2015 USD ($)	Nov. 30, 2014 shares	Aug. 31, 2013 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Oct. 31, 2015 shares	Aug. 21, 2015 ₪ / shares shares	Oct. 22, 2014 ₪ / shares	Oct. 01, 2014 shares	Aug. 31, 2013 ₪ / shares shares
Proceeds from issuance of shares | $						$ 63,131		$ 30,608
Settlement of liability in respect to derivative financial instrument to equity | $						$ 281		$ 1,060
Number of shares issued						26,075,770	11,448,191
Ordinary Shares [Member]
Number of shares issued												577,795
Investors [Member] | Ordinary Shares [Member]
Settlement of liability in respect to derivative financial instrument to equity | $			$ 1,060
Investment Agreement [Member] | Warrants [Member]
Number of warrant exercised	86,579	86,579
Number of ordinary shares issued upon warrant exercise	86,579	86,579
Proceeds from exercised warrants | $	$ 531
Investment Agreement [Member] | Warrants [Member] | NIS
Warrant exercise price (in dollars per share) | ₪ / shares		₪ 21.7
Proceeds from exercised warrants | ₪		₪ 1,900
Investment Agreement [Member] | Investors [Member]
Proceeds from issuance of shares and warrants | $					$ 5,000
Investment Agreement [Member] | Investors [Member] | Ordinary Shares [Member]
Number of shares issued									174,566				320,663
Investment Agreement [Member] | Investors [Member] | Warrants [Member]
Number of warrants issued				80,166									198,812
Warrant exercisable term					4 years
Warrant expiration term				2 years
Investment Agreement [Member] | Investors [Member] | Warrants [Member] | NIS
Number of shares issued										174,566
Warrant exercise price (in dollars per share) | ₪ / shares										₪ 21.7	₪ 35		₪ 64.14
Warrant exercise price previously (in dollars per share) | ₪ / shares										₪ 35	₪ 64.14
Investment Agreement [Member] | Net Settlement Mechanism [Member] | Warrants [Member]
Settlement of liability in respect to derivative financial instrument to equity | $	$ 281
Number of warrant exercised	112,233	112,233
Number of ordinary shares issued upon warrant exercise	15,479	15,479